Seward & Kissel LLP

1200 G Street, N.W.

Suite 350

Washington, DC 20005

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

May 30, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Morgan Creek Global Equity Long/Short Institutional Fund

File Nos.: 333-169083 and 811-22461

Dear Sir or Madam:

Filed herewith, on behalf of Morgan Creek Global Equity Long/Short Institutional Fund, a Delaware statutory trust (the “Fund”), please find a Post-Effective Amendment No. 1 under the Securities Act of 1933, as amended, to the registration statement on Form N-2 of the Fund (the “registration statement”). The Post-Effective Amendment No. 1 is being filed for the purpose of complying with an undertaking in the registration statement to file an updated prospectus and Statement of Additional Information during any periods when offers and sales of the shares of the Fund are being made. Certain disclosure and financial information of the Fund for the fiscal year ended March 31, 2012 will be added to the prospectus and Statement of Additional Information in a subsequent post-effective amendment. We respectfully request that the subsequent post-effective amendment be declared effective by the Commission on July 30, 2012.

Please direct any comments or questions to Bibb L. Strench or the undersigned at (202) 737-8833.

Sincerely,

/s/ Alexandre V. Rourk

Alexandre V. Rourk

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